STOCKHOLDER EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 8 – STOCKHOLDER EQUITY

Preferred stock

The Company is authorized to issue 1,000,000 shares of $0.001 par value preferred stock. As of March 31, 2017 and December 31, 2016 and 2015, the Company has authorized 200 shares of Series A preferred stock, 600 shares of Series B preferred stock and 4,200 shares of Series C Preferred Stock. As of March 31, 2017 and December 31, 2016, there were 0, 0, and 1,070 outstanding shares of Series A, Series B and Series C preferred stock, respectively.

Common stock

The Company is authorized to issue 200,000,000 shares of $0.001 par value common stock. As of March 31, 2017 and December 31, 2016, the Company had 24,405,863 and 22,588,184 shares issued and outstanding, respectively.

During the three months ended March 31, 2017, the Company issued an aggregate of 325,000 shares of its common stock for services totaling $453,749 ($1.40 per share).

During the three months ended March 31, 2017, the Company entered into securities purchase agreements with investors pursuant to which the Company issued 1,310,071 shares of common stock and 655,037 warrants for aggregate proceeds of $1,799,692, net of $165,415 in expenses.

On February 10, 2017, the Company issued an aggregate of 12,858 shares of its common stock to 2016 investors to re-price the investment to $1.50 per share.

During the three months ended March 31, 2017, the Company issued an aggregate of 45,000 shares of common stock as vested previously issued restricted stock units

During the three months ended March 31, 2017, the Company issued an aggregate of 124,750 shares of its common stock previously accrued as board of director compensation in 2016 ($1.35 per share).

Beginning on October 28, 2016, the Company entered into subscription agreements with certain accredited investors pursuant to which the Company sold to the investors units, which each unit consisting of one share of the Company’s common stock and a warrant to purchase one half of one share of common stock (the “Private Placement”).  In connection with the Private Placement, the Company also entered into a registration rights agreements with the investors, pursuant to which the Company agreed to provide certain registration rights with respect to the common stock and warrants issued under the Private Placement.

The registration rights agreements require the Company to file a registration statement within 45 calendar days of the final closing under the Private Placement and to be effective 120 calendar days thereafter.  The final closing under the Private Placement occurred on March 31, 2017.  The Company has estimated the liability under the registration rights agreement at $-0- as of March 31, 2017.

NOTE 8 – STOCKHOLDER EQUITY

Preferred stock

The Company is authorized to issue 1,000,000 shares of $0.001 par value preferred stock. As of December 31, 2016 and 2015, the Company has authorized 200 shares of Series A preferred stock, 600 shares of Series B preferred stock and 4,200 shares of Series C Preferred Stock. As of December 31, 2016 and 2015, there were no outstanding shares of Series A and Series B preferred stock.

During January 2015, the Company issued an aggregate of 42,334 shares of its common stock in exchange for 50 shares of the Company’s Series C Preferred Stock and accrued dividends.

During March 2015, the Company issued an aggregate of 169,334 shares of its common stock in exchange for 200 shares of the Company’s Series C Preferred Stock and accrued dividends.

In April 2015, the Company issued an aggregate of 152,401 shares of its common stock in exchange for 180 shares of the Company’s Series C Preferred Stock and accrued dividends.

On May 11, 2015, the Company sold an aggregate of 450 shares of its Series C Preferred Stock for net proceeds of $450,000.  In connection with the sale, the Company issued 374,641 warrants to purchase the Company’s common stock at an exercise price of $1.50 per share for five years.

In May 2015, the Company issued an aggregate of 273,473 shares of its common stock in exchange for 323 shares of the Company’s Series C Preferred Stock and accrued dividends.

In June 2015, the Company issued an aggregate of 296,333 shares of its common stock in exchange for 350 shares of the Company’s Series C Preferred Stock and accrued dividends.

In July 2015, the Company issued an aggregate of 169,333 shares of its common stock in exchange for 200 shares of the Company’s Series C Preferred Stock and accrued dividends.

In October 2015, the Company issued an aggregate of 143,935 shares of its common stock in exchange for 170 shares of the Company’s Series C Preferred Stock and accrued dividends.

In November 2015, the Company issued an aggregate of 99,061 shares of its common stock in exchange for 117 shares of the Company’s Series C Preferred Stock and accrued dividends.

In December 2015, the Company issued an aggregate of 84,667 shares of its common stock in exchange for 100 shares of the Company’s Series C Preferred Stock and accrued dividends.

Cumulatively from January 1, 2015 to December 31, 2015, the Company exchanged 1,690 shares of the Company’s Series C Preferred Stock and dividends with a recorded value of $2,146,302 for 1,430,871 shares of common stock.

In February 2016, the Company issued 54,859 shares of its common stock in exchange for 75 shares of the Company’s Series C Preferred Stock and accrued dividends.

In May 2016, the Company issued an aggregate of 197,713 shares of its common stock in exchange for 236 shares of the Company’s Series C Preferred Stock and accrued dividends.

In June 2016, the Company issued an aggregate of 54,759 shares of its common stock in exchange for 70 shares of the Company’s Series C Preferred Stock and accrued dividends.

In December 2016, the Company issued an aggregate of 18,188 shares of its common stock in exchange for 20 shares of the Company’s Series C Preferred Stock and accrued dividends.

Cumulatively from January 1, 2016 to December 31, 2016, the Company exchanged 401 shares of the Company’s Series C Preferred Stock and dividends with a recorded value of $491,423 for 325,519 shares of common stock.

As of December 31, 2016 and 2015, the Company has 1,070 and 1,471 Series C Preferred Stock issued and outstanding.

Common stock

On November 18, 2016 at the Special Meeting, the stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation to increase the number of authorized shares of common stock from 50,000,000 to 200,000,000 shares (the “Certificate Amendment”). The Certificate Amendment had been previously approved by the Company’s Board on September 7, 2016, subject to stockholder approval. Immediately following the Special Meeting on November 18, 2016, the Company filed the Certificate Amendment with the Secretary of State of the State of Delaware.

As of December 31, 2016 and 2015, the Company had 22,588,184 and 16,825,703 shares issued and outstanding, respectively.

During the year ended December 31, 2015, the Company issued an aggregate of 1,452,500 shares of common stock under the terms of its 2012 Equity Plan for services rendered totaling $3,341,752 ($2.30 average per share).

During the year ended December 31, 2015, the Company issued 10,000 shares of common stock in exchange for options exercised at $2.09 per share.

During the year ended December 31, 2015, the Company issued an aggregate of 8,082 shares of common stock in exchange for warrants exercised at an average price of $3.09 per share.

During the year ended December 31, 2015, the Company issued 99,552 shares of common stock in exchange for 156,102 warrants exercised on a cashless basis.

During the year ended December 31, 2015, the Company entered into securities purchase agreements with investors pursuant to which the Company issued 2,645,432 shares of common stock and warrants for aggregate proceeds of $4,759,798, net of $608,356 in expenses.

During the year ended December 31, 2016, the Company issued an aggregate of 790,000 shares of common stock under the terms of its 2012 Equity Plan for services rendered totaling $1,419,200 ($1.80 average per share).

During the year ended December 31, 2016, the Company issued an aggregate of 545,000 shares of common stock for services rendered totaling $1,051,850 ($1.93 average per share).

During the year ended December 31, 2016, the Company entered into securities purchase agreements with investors pursuant to which the Company issued 3,798,417 shares of common stock and 2,049,504 warrants for aggregate proceeds of $5,226,368, net of $490,543 in expenses.

During the year ended December 31, 2016, the Company issued 220,000 shares of common stock as vested previously issued restricted stock units

During the year ended December 31, 2016, the Company issued 83,545 shares of its common stock in exchange for 100,000 common stock options previously issued in May 2016 under the terms of its 2012 Equity Plan.  The equality of the fair value was determined using the Black Scholes option pricing model with the following assumptions:  dividend yield: 0%; volatility: 122.82%; risk free rate: 1.08%, term: 5 years and fair value of the Company’s common stock: $1.84.

At December 31, 2016, the Company was obligated, but had not issued, 124,750 shares of common stock for Board of Director compensation approved in December 2016.  The Company accrued $168,288 compensation relating to the obligation as stock based compensation (at $1.36 average per share).

In connection with the securities purchase agreements described above, the Company entered into registration rights agreements with the purchasers in such private placements pursuant to which the Company agreed to provide certain registration rights with respect to the common stock issued to the investors participating in such private placements and the common stock issuable upon exercise of the related warrants issued such investors. Specifically, the Company agreed to file a registration statement with the Securities and Exchange Commission covering the resale of the shares of common stock issued pursuant to the private placement and issuable upon the exercise of the warrants within 45 days of the termination date of such private placement and to cause such registration statement to be declared effective by the Securities and Exchange Commission, in the event that the registration statement is not reviewed by the Securities and Exchange Commission, within 30 calendar days after the Company is notified that registration statement is not being reviewed by the Securities and Exchange Commission, and within 180 calendar days of the initial filing date of the registration statement in the event that the registration statement is reviewed by the Securities and Exchange Commission and the Securities and Exchange Commission issues comments.

If (i) the registration statement is not filed within 45 days of the applicable termination date, (ii) the registration statement is not declared effective by the Securities and Exchange Commission within 30 calendar days after the Company is notified that registration statement is not being reviewed by the Securities and Exchange Commission, in the case of a no review, (iii) the registration statement is not declared effective by the Securities and Exchange Commission within 180 calendar days of the initial filing date of the registration statement in the case of a review by the Securities and Exchange Commission pursuant to which the Securities and Exchange Commission issues comments or (iv) the registration statement ceases to remain continuously effective for more than 10 consecutive calendar days or more than an aggregate of 15 calendar days during any 12-month period after its first effective date, then the Company is subject to liquidated damage payments to the holders of the shares sold in the private placement in an amount equal to 1.0% of the aggregate purchase price paid by such purchasers per month of delinquency, provided, however, that the Company will not be required to make any payments any of the foregoing events occurred at such time that all securities registered or to be registered in the registration statement are eligible for resale pursuant to Rule 144 (without volume restrictions or current public information requirements) promulgated by the Securities and Exchange Commission pursuant to the Securities Act of 1933, as amended and provided, further, that the Company will not be required to make any liquidated damage payments with respect to any securities registered or to be registered in the registration statement that the Company is unable to register due to limits imposed by the Securities and Exchange Commission’s interpretation of Rule 415 under the Securities Act of 1933, as amended.

Notwithstanding the foregoing, (i) the maximum aggregate liquidated damages due under the registration rights agreements dated December 31, 2013, April 4, 2014 and August 15, 2014 shall be 3% of the aggregate purchase price paid by the purchasers, (ii) the maximum aggregate liquidated damages due under the registration rights agreement dated December 19, 2014 shall be 6% of the aggregate purchase price paid by the purchasers and (iii) if any partial amount of liquidated damages remains unpaid for more than seven days, the Company shall pay interest of 18% per annum, accruing daily, on such unpaid amount.

Pursuant to the registration rights agreements, the Company must maintain the effectiveness of the registration statement from the effective date until the date on which all securities registered under the registration statement have been sold, or are otherwise able to be sold pursuant to Rule 144 without volume or manner-of-sale restrictions, subject to the right to suspend or defer the use of the registration statement in certain events.

The Company filed a registration statement on August 2, 2016, which was declared effective on August 8, 2016 to satisfy the requirements under the registration rights agreements with the purchasers of its common stock and warrants prior to June 30, 2016.

Beginning on October 23, 2015, the Company entered into subscription agreements with certain accredited investors pursuant to which the Company sold to the investors units, which each unit  consisting of one share of the Company’s common stock and a warrant to purchase one half of one share of common stock (the “Private Placement”).  In connection with the Private Placement, the Company also entered into a registration rights agreements with the investors, pursuant to which the Company agreed to provide certain registration rights with respect to the common stock and warrants issued under the Private Placement.  The registration rights agreements require the Company to file a registration statement within 45 calendar days upon close of the private placement and to be effective 120 calendar days thereafter.  As of the date of filing, the Private Placement has not closed.  The Company has estimated the liability under the registration rights agreement at $-0- as of December 31, 2016.